Investments - Equity Method Investments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment in LanzaJet	$ 9,835	$ 10,561	$ 24,752
Equity Security Investment in SGLT	14,990	14,990
Total Investment	$ 24,825	$ 25,551	$ 24,752